As filed with the U.S. Securities and Exchange Commission on February 17, 2017

Securities Act File (No. 333-151800)

Investment Company Act File (No. 811-22211)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 18	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 20	☒
(Check appropriate box or boxes)

IVA FIDUCIARY TRUST

(Exact Name of Registrant Specified in Charter)

717 Fifth Avenue, 10th Floor

New York, NY 10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 584-3570

Michael W. Malafronte

International Value Advisers, LLC

717 Fifth Avenue, 10th Floor
New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: SUM0703 100 Summer Street,7th Floor Boston, MA 02111

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 18 to the Registration Statement of the IVA Fiduciary Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 16 on Form N-1A filed on January 25, 2017. This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 16 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 17th day of February, 2017.

IVA Fiduciary Trust (Registrant)

/s/ Michael W. Malafronte
Michael W. Malafronte President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicted.

SIGNATURE	TITLE	DATE

/s/ Adele R. Wailand*	Trustee	February 17, 2017
Adele R. Wailand

/s/ Manu Bammi*	Trustee	February 17, 2017
Manu Bammi

/s/ Ronald S. Gutstein*	Trustee	February 17, 2017
Ronald S. Gutstein

/s/ William M. Rose*	Trustee	February 17, 2017
William M. Rose

/s/ Michael W. Malafronte	Trustee, President and Chief Executive Officer	February 17, 2017
Michael W. Malafronte

/s/ Stefanie Hempstead	Treasurer and Chief Financial Officer	February 17, 2017
Stefanie Hempstead

* By:	/s/ Michael W. Malafronte
Michael W. Malafronte
(Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase